Segments of Operations - Revenues by segment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Segment Reporting Information [Line Items]
Net investment income	$ 1,717	$ 1,813	$ 1,657
Other income	104	114	115
Revenues before realized gains	1,843	1,949	1,796
Realized gains (losses) on securities	365	132	(105)
Total revenues	2,208	2,081	1,691
Annuity
Segment Reporting Information [Line Items]
Net investment income	1,699	1,792	1,638
Other income	97	108	108
Revenues before realized gains	1,796	1,900	1,746
Run-off Life
Segment Reporting Information [Line Items]
Revenues before realized gains	$ 47	$ 49	$ 50